Consolidated Shareholders' Equity - Principal Characteristics of Restricted Share Plans (Details) - Restricted share plan 2021 € / shares in Units, € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€) shares € / shares
Disclosure of classes of share capital [Line Items]
Service period	3 years
Total number of shares awarded (in shares)	3,484,420
Fair value of plan at the date of grant | €	€ 262
Without market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	2,209,901
Fair value per share awarded (in euros per share) | € / shares	€ 77.27
With market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,274,519
Fair value per share awarded (in euros per share) | € / shares	€ 71.30